Consolidated Statements of Condition - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 269,198,000	$ 273,053,000
Investment securities:
Held to maturity (Market value of $2,400 on December 31, 2016 and $2,400 on December 31, 2015)	2,400,000	2,400,000
Available for sale (Amortized cost of $4,218,841 on December 31, 2016 and $4,196,034 on December 31, 2015)	4,177,349,000	4,199,372,000
Total investment securities	4,179,749,000	4,201,772,000
Loans	5,964,688,000	5,950,914,000
Less allowance for probable loan losses	(64,661,000)	(66,988,000)
Net loans	5,900,027,000	5,883,926,000
Bank premises and equipment, net	527,583,000	516,716,000
Accrued interest receivable	32,172,000	31,572,000
Other investments	517,162,000	468,791,000
Identified intangible assets, net	25,000	153,000
Goodwill	282,532,000	282,532,000
Other assets	95,593,000	114,354,000
Total assets	11,804,041,000	11,772,869,000
Deposits:
Demand - non-interest bearing	3,158,051,000	3,149,618,000
Savings and interest bearing demand	3,203,728,000	3,020,222,000
Time	2,248,310,000	2,366,413,000
Total deposits	8,610,089,000	8,536,253,000
Securities sold under repurchase agreements	504,985,000	827,772,000
Other borrowed funds	733,375,000	505,750,000
Junior subordinated deferrable interest debentures	160,416,000	161,416,000
Other liabilities	70,509,000	76,175,000
Total liabilities	10,079,374,000	10,107,366,000
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 95,910,143 shares on December 31, 2016 and 95,866,218 shares on December 31, 2015	95,910,000	95,866,000
Surplus	169,567,000	167,980,000
Retained earnings	1,777,963,000	1,683,600,000
Accumulated other comprehensive (loss) income (including $(3,287) on December 31, 2016 and $(4,026) on December 31, 2015 of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	(26,697,000)	2,167,000
Total shareholders' equity before treasury stock	2,016,743,000	1,949,613,000
Less cost of shares in treasury, 29,934,516 shares on December 31, 2016 and 29,585,646 on December 31, 2015	(292,076,000)	(284,110,000)
Total shareholders' equity	1,724,667,000	1,665,503,000
Total liabilities and shareholders' equity	$ 11,804,041,000	$ 11,772,869,000